EQUITY (Details 1) - shares		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Disclosure of transactions between related parties [line items]
Shares		157,207,260,723	153,645,193,123	155,930,063,123
American Depository Receipts (ADR)	[1],[2]	31,238,866,071	34,800,933,671	32,516,063,671
Total		188,446,126,794	188,446,126,794	188,446,126,794		188,446,126,794
Percentage of equity holding		100.00%	100.00%	100.00%
Santander Chile Holding S.A. [Member]
Disclosure of transactions between related parties [line items]
Shares		66,822,519,695	66,822,519,695	66,822,519,695
American Depository Receipts (ADR)	[2]
Total		66,822,519,695	66,822,519,695	66,822,519,695
Percentage of equity holding		35.46%	35.46%	35.46%
Teatinos Siglo XXI Inversiones Limitada [Member]
Disclosure of transactions between related parties [line items]
Shares		59,770,481,573	59,770,481,573	59,770,481,573
American Depository Receipts (ADR)	[2]
Total		59,770,481,573	59,770,481,573	59,770,481,573
Percentage of equity holding		31.72%	31.72%	31.72%
The Bank New York Mellon [Member]
Disclosure of transactions between related parties [line items]
Shares					[2]
American Depository Receipts (ADR)	[1],[2]	31,238,866,071	34,800,933,671	32,516,063,671
Total		31,238,866,071	34,800,933,671	32,516,063,671	[2]
Percentage of equity holding		16.65%	18.47%	17.25%	[2]
Banks on behalf of third parties [Member]
Disclosure of transactions between related parties [line items]
Shares		13,892,691,988	12,257,100,312	11,878,070,560
American Depository Receipts (ADR)	[2]
Total		13,892,691,988	12,257,100,312	11,878,070,560
Percentage of equity holding		7.37%	6.50%	6.30%
Pension funds (AFP) on behalf of third parties [Member]
Disclosure of transactions between related parties [line items]
Shares		6,896,552,755	6,990,857,997	8,887,560,424
American Depository Receipts (ADR)	[2]
Total		6,896,552,755	6,990,857,997	8,887,560,424
Percentage of equity holding		3.66%	3.71%	4.72%
Stock brokers on behalf of third parties [Member]
Disclosure of transactions between related parties [line items]
Shares		3,762,310,365	3,071,882,351	3,460,285,074
American Depository Receipts (ADR)	[2]
Total		3,762,310,365	3,071,882,351	3,460,285,074
Percentage of equity holding		2.00%	1.63%	1.84%
Other minority holders [Member]
Disclosure of transactions between related parties [line items]
Shares		6,062,704,347	4,732,351,195	5,111,145,797
American Depository Receipts (ADR)	[2]
Total		6,062,704,347	4,732,351,195	5,111,145,797
Percentage of equity holding		3.21%	2.51%	2.71%

[1]	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.
[2]	As of August 4, 2015, Banco Santander Chile signed a contract which appoints The Bank of New York Mellon as the commercial bank authorized to trade ADRs, replacing J.P.Morgan Chase Bank NA.